Engagement in Collaborations Agreements and Pilot Programs (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 17, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Engagement in Collaborations Agreements and Pilot Programs [Line Items]
Long term loan		$ 54	$ 54
Annual interest			5.00%
Agreement initial term	2 years	2 years
Renewed for successive period	12 months	12 months
Recognized revenue
Revenue			$ 10
Additional orders received
Performance Share Units [Member]
Engagement in Collaborations Agreements and Pilot Programs [Line Items]
Vesting shares (in Shares)		32,500